Eaton Vance

Risk-Managed Diversified Equity Income Fund

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Banks — 6.0%
Bank of America Corp.(1)	666,096	$14,141,218
JPMorgan Chase & Co.(1)	156,263	14,068,358
PNC Financial Services Group, Inc. (The)(1)	56,823	5,439,098

		$33,648,674

Beverages — 1.8%
PepsiCo, Inc.(1)	82,078	$9,857,568

		$9,857,568

Biotechnology — 4.1%
Gilead Sciences, Inc.(1)	101,019	$7,552,181
Vertex Pharmaceuticals, Inc.(1)(2)	64,715	15,398,934

		$22,951,115

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)(1)	50,509	$7,808,186

		$7,808,186

Commercial Services & Supplies — 1.5%
Waste Management, Inc.(1)	89,970	$8,327,623

		$8,327,623

Communications Equipment — 1.6%
Cisco Systems, Inc.(1)	228,871	$8,996,919

		$8,996,919

Consumer Finance — 1.7%
American Express Co.(1)	108,912	$9,323,956

		$9,323,956

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.(1)	284,116	$15,265,553

		$15,265,553

Electric Utilities — 2.0%
NextEra Energy, Inc.(1)	47,352	$11,393,838

		$11,393,838

Electrical Equipment — 2.0%
Eaton Corp. PLC(1)	140,479	$10,913,814

		$10,913,814

Security	Shares	Value
Entertainment — 2.1%
Walt Disney Co. (The)(1)	123,117	$11,893,102

		$11,893,102

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.(1)	33,147	$7,217,759
AvalonBay Communities, Inc.(1)	42,618	6,272,091

		$13,489,850

Food Products — 1.8%
Mondelez International, Inc., Class A(1)	205,195	$10,276,166

		$10,276,166

Health Care Equipment & Supplies — 4.8%
Abbott Laboratories(1)	175,206	$13,825,506
Danaher Corp.(1)	94,705	13,108,119

		$26,933,625

Health Care Providers & Services — 1.6%
UnitedHealth Group, Inc.(1)	36,303	$9,053,242

		$9,053,242

Hotels, Restaurants & Leisure — 1.2%
Starbucks Corp.(1)	102,597	$6,744,727

		$6,744,727

Household Durables — 0.7%
D.R. Horton, Inc.(1)	121,538	$4,132,292

		$4,132,292

Household Products — 2.5%
Procter & Gamble Co. (The)(1)	129,430	$14,237,300

		$14,237,300

Insurance — 2.1%
Progressive Corp. (The)(1)	157,842	$11,655,053

		$11,655,053

Interactive Media & Services — 3.5%
Alphabet, Inc., Class C(1)(2)	7,893	$9,178,059
Facebook, Inc., Class A(1)(2)	61,558	10,267,875

		$19,445,934

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc.(1)(2)	14,206	$27,697,722

		$27,697,722

Security	Shares	Value
IT Services — 5.9%
Accenture PLC, Class A(1)	74,186	$12,111,606
GoDaddy, Inc., Class A(1)(2)	97,862	5,588,899
Visa, Inc., Class A(1)	96,283	15,513,117

		$33,213,622

Machinery — 2.2%
Caterpillar, Inc.(1)	104,176	$12,088,583

		$12,088,583

Metals & Mining — 2.3%
Franco-Nevada Corp.(1)	69,450	$6,911,664
Rio Tinto PLC ADR(1)	131,009	5,968,770

		$12,880,434

Multi-Utilities — 1.2%
Sempra Energy(1)	61,558	$6,955,438

		$6,955,438

Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp.(1)	83,656	$6,061,714
ConocoPhillips(1)	93,126	2,868,281
EOG Resources, Inc.(1)	83,656	3,004,923
Phillips 66(1)	50,509	2,709,808

		$14,644,726

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.(1)	179,941	$10,029,911
Sanofi	105,754	9,155,631
Zoetis, Inc.(1)	74,185	8,730,833

		$27,916,375

Road & Rail — 1.9%
CSX Corp.(1)	183,097	$10,491,458

		$10,491,458

Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.(1)	299,900	$16,230,588
Texas Instruments, Inc.(1)	107,332	10,725,687

		$26,956,275

Software — 8.6%
Intuit, Inc.(1)	39,460	$9,075,800
Microsoft Corp.(1)	249,390	39,331,297

		$48,407,097

Specialty Retail — 2.3%
Best Buy Co., Inc.(1)	64,716	$3,688,812
Lowe’s Cos., Inc.(1)	105,754	9,100,132

		$12,788,944

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.(1)	112,069	$28,498,026

		$28,498,026

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B(1)	124,695	$10,317,264

		$10,317,264

Tobacco — 1.4%
Altria Group, Inc.(1)	200,460	$7,751,788

		$7,751,788

Total Common Stocks (identified cost $493,349,251)		$546,956,289

Short-Term Investments — 2.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	15,602,192	$15,595,951

Total Short-Term Investments (identified cost $15,594,391)		$15,595,951

Total Purchased Put Options — 1.5% (identified cost $12,256,518)		$8,391,420

Total Investments — 101.8% (identified cost $521,200,160)		$570,943,660

Total Written Call Options — (1.8)% (premiums received $12,264,173)		$(9,898,913)

Other Assets, Less Liabilities — (0.0)%(4)		$(149,484)

Net Assets — 100.0%		$560,895,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

(4)	Amount is less than (0.05)%.

Purchased Put Options — 1.5%

Exchange-Traded Options — 1.5%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	147	$37,993,473	$2,800	4/1/20	$3,250,905
S&P 500 Index	149	38,510,391	2,605	4/3/20	1,012,455
S&P 500 Index	162	41,870,358	2,475	4/6/20	573,480
S&P 500 Index	164	42,387,276	2,400	4/8/20	537,100
S&P 500 Index	165	42,645,735	2,200	4/9/20	238,425
S&P 500 Index	183	47,297,997	2,100	4/13/20	203,130
S&P 500 Index	186	48,073,374	2,025	4/15/20	191,580
S&P 500 Index	182	47,039,538	2,100	4/17/20	318,500
S&P 500 Index	183	47,297,997	1,950	4/20/20	195,810
S&P 500 Index	179	46,264,161	2,150	4/22/20	487,775
S&P 500 Index	179	46,264,161	2,200	4/24/20	647,980
S&P 500 Index	174	44,971,866	2,225	4/27/20	734,280

Total					$8,391,420

Written Call Options — (1.8)% Exchange-Traded Options — (1.8)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	149	$38,510,391	$3,085	4/3/20	$(1,863)
S&P 500 Index	162	41,870,358	2,990	4/6/20	(3,645)
S&P 500 Index	164	42,387,276	2,955	4/8/20	(9,430)
S&P 500 Index	165	42,645,735	2,800	4/9/20	(91,575)
S&P 500 Index	183	47,297,997	2,675	4/13/20	(733,830)
S&P 500 Index	186	48,073,374	2,650	4/15/20	(1,089,960)
S&P 500 Index	182	47,039,538	2,590	4/17/20	(1,797,250)
S&P 500 Index	183	47,297,997	2,475	4/20/20	(3,284,850)
S&P 500 Index	179	46,264,161	2,650	4/22/20	(1,362,190)
S&P 500 Index	179	46,264,161	2,750	4/24/20	(656,930)
S&P 500 Index	174	44,971,866	2,725	4/27/20	(867,390)

Total					$(9,898,913)

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $15,595,951, which represents 2.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,947,208	$109,031,458	$(96,361,256)	$(23,019)	$1,560	$15,595,951	$34,262	15,602,192

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2		Level 3	Total
Common Stocks
Communication Services	$46,604,589		$—		$—	$46,604,589
Consumer Discretionary	61,680,949		—		—	61,680,949
Consumer Staples	42,122,822		—		—	42,122,822
Energy	14,644,726		—		—	14,644,726
Financials	62,435,869		—		—	62,435,869
Health Care	77,698,726		9,155,631		—	86,854,357
Industrials	41,821,478		—		—	41,821,478
Information Technology	146,071,939		—		—	146,071,939
Materials	12,880,434		—		—	12,880,434
Real Estate	13,489,850		—		—	13,489,850
Utilities	18,349,276		—		—	18,349,276
Total Common Stocks	$537,800,658	$	9,155,631	*	$—	$546,956,289
Short-Term Investments	$—		$15,595,951		$—	$15,595,951
Purchased Put Options	8,391,420		—		—	8,391,420
Total Investments	$546,192,078		$24,751,582		$—	$570,943,660

Liability Description
Written Call Options	$(9,898,913)		$—		$—	$(9,898,913)
Total	$(9,898,913)		$—		$—	$(9,898,913)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.